Average Annual Total Returns (INVESCO TAX-EXEMPT SECURITIES FUND)	12 Months Ended
May 02, 2011
Return Before Taxes | CLASS A
Average Annual Return:
Column	Class A: Inception (03/27/80)
Label	Return Before Taxes
1 Year	(3.12%)
5 Years	1.79%
10 Years	3.47%
Inception Date	Mar. 27, 1980
Return Before Taxes | CLASS B
Average Annual Return:
Column	Class B: Inception (07/28/97)
1 Year	(3.61%)
5 Years	2.09%
10 Years	3.63%
Inception Date	Jul. 28, 1997
Return Before Taxes | CLASS C
Average Annual Return:
Column	Class C: Inception (07/28/97)
1 Year	0.17%
5 Years	2.29%
10 Years	3.44%
Inception Date	Jul. 28, 1997
Return Before Taxes | CLASS Y
Average Annual Return:
Column	Class Y: Inception (03/27/80)
1 Year	1.93%
5 Years	3.04%
10 Years	4.18%
Inception Date	Mar. 27, 1980
After Taxes on Distributions | CLASS A
Average Annual Return:
Column	Class A: Inception (03/27/80)
Label	Return After Taxes on Distributions
1 Year	(3.13%)
5 Years	1.72%
10 Years	3.36%
Inception Date	Mar. 27, 1980
After Taxes on Distributions and Sales | CLASS A
Average Annual Return:
Column	Class A: Inception (03/27/80)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	(0.50%)
5 Years	2.15%
10 Years	3.59%
Inception Date	Mar. 27, 1980
Barclays Capital Municipal Index
Average Annual Return:
Label	Barclays Capital Municipal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Lipper General Municipal Debt Funds Index
Average Annual Return:
Label	Lipper General Municipal Debt Funds Index
1 Year	1.66%
5 Years	3.05%
10 Years	4.11%